Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Aug. 29, 2014
AllianceBernstein Government Reserves Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN GOVERNMENT RESERVES PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class 1 shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “money market fund” that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Fund will maintain a NAV of $1.00 per share.

The Fund invests at least 80%, and normally substantially all, of its net assets in marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest) (“U.S. Government securities”). This policy may not be changed without 60 days’ prior written notice to shareholders. In addition, the following instruments will be considered U.S. Government securities for purposes of this policy:
  repurchase agreements related to U.S. Government securities; and
  commitments to purchase U.S. Government securities on a when-issued basis.
As a money market fund, the Fund must meet the requirements of the Securities and Exchange Commission (“Commission”) Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Fund’s investments. Among other things, Rule 2a-7 requires that the Fund’s investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Fund to hold at least 10% and 30% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Fund’s investments in illiquid securities to 5% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MONEY MARKET FUND RISK AND REGULATORY DEVELOPMENTS: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund’s shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders. The Fund’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

  The Commission recently adopted changes to Rule 2a-7. The new rules do not significantly affect government money market funds, such as the Fund. The Fund will be required under the new rules to invest 99.5% of its total assets in U.S. Government securities and repurchase agreements related thereto, which will only minimally affect the Fund’s principal strategies since it normally invests substantially all of its assets in these investments. The new rules will also permit the Fund, at the discretion of the Fund’s Board of Directors (“Board”), to, under certain circumstances, impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. There are a number of other changes under the new rules that relate to diversification, disclosure, reporting and stress testing requirements. The effective date for the principal changes is October 14, 2016, but certain changes will become effective prior to that date.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Fund’s investments in short-term securities. A decline in interest rates will affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates on U.S. Government securities remain low for an extended period of time, the Fund may have difficulties in maintaining a positive yield, paying expenses out of Fund assets, or maintaining a stable $1.00 NAV.
  CREDIT RISK: Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund’s investments include U.S. Government securities or related repurchase agreements, which have minimal credit risk compared to other investments.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible that you may lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
AllianceBernstein Government Reserves Portfolio | CLASS 1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%	[1]
After 1 Year	rr_ExpenseExampleYear01	$ 42
After 3 Years	rr_ExpenseExampleYear03	132
After 5 Years	rr_ExpenseExampleYear05	230
After 10 Years	rr_ExpenseExampleYear10	$ 518

[1]	The Adviser has contractually agreed through May 1, 2015 to waive its fee and bear certain expenses incurred by Class 1 shares of the Fund so that total expenses (excluding interest expense, taxes, extraordinary expenses, brokerage commissions and other transaction costs and the fees and expenses of registered investment companies or series thereof in which the Fund invests ("Acquired Funds") other than investment advisory fees of Acquired Funds for which the Adviser serves as investment adviser) do not exceed, on an annualized basis, 0.19% of average daily net assets. During the most recent fiscal period, the Adviser also voluntarily waived additional fees and expenses. The net Total Annual Fund Operating Expenses after these additional voluntary waivers was .07% of average daily net assets for this period.